LVIP SSGA International Index Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.54%
Australia–7.35%
Ampol Ltd.	36,977	$ 753,885
ANZ Group Holdings Ltd.	457,109	7,044,102
APA Group	183,107	1,243,885
Aristocrat Leisure Ltd.	86,285	2,157,342
ASX Ltd.	30,368	1,326,191
Aurizon Holdings Ltd.	239,840	540,206
BHP Group Ltd.	774,634	24,489,224
BlueScope Steel Ltd.	67,938	919,566
Brambles Ltd.	223,772	2,017,583
Cochlear Ltd.	9,826	1,564,303
Coles Group Ltd.	197,547	2,386,895
Commonwealth Bank of Australia	257,722	17,016,228
Computershare Ltd.	83,685	1,215,541
CSL Ltd.	74,185	14,367,439
Dexus	163,522	826,739
Endeavour Group Ltd.	226,771	1,030,288
Fortescue Metals Group Ltd.	260,925	3,922,111
Goodman Group	265,366	3,367,451
GPT Group	276,819	791,081
IDP Education Ltd.	36,389	670,594
IGO Ltd.	109,449	938,540
Insurance Australia Group Ltd.	374,869	1,179,972
James Hardie Industries PLC	68,981	1,484,730
Lendlease Corp. Ltd.	120,231	585,118
Lottery Corp. Ltd.	341,175	1,173,423
Macquarie Group Ltd.	57,059	6,755,768
Medibank Pvt Ltd.	443,136	1,000,011
Mineral Resources Ltd.	26,452	1,429,913
Mirvac Group	572,334	801,622
National Australia Bank Ltd.	481,096	8,964,430
Newcrest Mining Ltd.	139,477	2,489,719
Northern Star Resources Ltd.	167,569	1,374,092
Orica Ltd.	64,283	664,070
Origin Energy Ltd.	272,946	1,520,060
Pilbara Minerals Ltd.	407,422	1,083,906
†Qantas Airways Ltd.	154,254	688,505
QBE Insurance Group Ltd.	217,717	2,131,562
Ramsay Health Care Ltd.	28,425	1,270,118
REA Group Ltd.	8,586	800,587
Reece Ltd.	31,830	373,042
Rio Tinto Ltd.	57,415	4,613,281
Santos Ltd.	471,652	2,170,730
Scentre Group	807,087	1,493,985
SEEK Ltd.	56,009	905,391
Sonic Healthcare Ltd.	71,250	1,670,310
South32 Ltd.	702,000	2,062,463
Stockland	347,397	930,257
Suncorp Group Ltd.	196,381	1,595,620
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Telstra Corp. Ltd.	646,318	$ 1,829,985
Transurban Group	475,525	4,540,494
Treasury Wine Estates Ltd.	110,429	969,434
Vicinity Ltd.	520,528	680,770
Washington H Soul Pattinson & Co. Ltd.	37,743	764,929
Wesfarmers Ltd.	172,555	5,832,102
Westpac Banking Corp.	530,673	7,726,391
WiseTech Global Ltd.	22,498	991,119
Woodside Energy Group Ltd.	290,169	6,482,418
Woolworths Group Ltd.	187,711	4,772,120
		174,391,641
Austria–0.18%
Erste Group Bank AG	53,509	1,772,718
OMV AG	23,478	1,078,183
Verbund AG	10,993	956,201
voestalpine AG	16,857	573,184
		4,380,286
Belgium–0.87%
Ageas SA	24,684	1,067,788
Anheuser-Busch InBev SA	131,187	8,744,904
D'ieteren Group	4,285	833,784
Elia Group SA	4,314	569,690
Groupe Bruxelles Lambert NV	15,566	1,328,403
KBC Group NV	39,173	2,691,607
Sofina SA	1,899	426,509
Solvay SA	10,974	1,255,055
UCB SA	19,640	1,755,347
Umicore SA	33,743	1,144,604
Warehouses De Pauw CVA	25,611	761,572
		20,579,263
Chile–0.05%
Antofagasta PLC	55,693	1,090,884
		1,090,884
China–0.02%
†Futu Holdings Ltd. ADR	8,800	456,280
		456,280
Denmark–2.86%
AP Moller - Maersk AS Class A	522	926,051
AP Moller - Maersk AS Class B	783	1,423,266
Carlsberg AS Class B	15,224	2,362,261
Chr Hansen Holding AS	15,645	1,190,121
Coloplast AS Class B	18,864	2,483,771
†Danske Bank AS	107,640	2,165,586
†Demant AS	16,353	574,096
LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
DSV AS	28,327	$ 5,492,532
†Genmab AS	10,416	3,937,303
Novo Nordisk AS Class B	253,471	40,256,583
Novozymes AS Class B	31,945	1,635,685
Orsted AS	29,773	2,538,683
Pandora AS	13,904	1,334,620
ROCKWOOL AS Class B	1,524	373,711
Tryg AS	55,636	1,216,512
		67,910,781
Faeroe Islands–0.19%
Vestas Wind Systems AS	156,156	4,551,075
		4,551,075
Finland–1.20%
Elisa Oyj	19,955	1,203,514
†Fortum Oyj	65,803	1,008,005
Kesko Oyj Class B	43,495	934,764
Kone Oyj Class B	53,514	2,790,970
Metso Outotec Oyj	101,881	1,112,477
Neste Oyj	65,092	3,215,797
Nokia Oyj	804,322	3,948,324
Nordea Bank Abp	521,663	5,570,524
Orion Oyj Class B	15,299	683,833
Sampo Oyj Class A	75,687	3,571,301
Stora Enso Oyj Class R	85,154	1,107,843
†UPM-Kymmene Oyj	79,595	2,673,434
Wartsila OYJ Abp	70,882	668,932
		28,489,718
France–11.93%
†Accor SA	26,364	857,122
†Aeroports de Paris	4,365	623,155
Air Liquide SA	80,451	13,466,579
Airbus SE	89,849	12,000,903
Alstom SA	49,055	1,335,586
Amundi SA	9,532	600,602
Arkema SA	9,941	981,542
AXA SA	291,174	8,885,923
BioMerieux	6,841	721,152
BNP Paribas SA	168,911	10,086,947
Bollore SE	133,119	822,894
Bouygues SA	37,418	1,261,962
Bureau Veritas SA	43,586	1,252,333
Capgemini SE	24,781	4,605,186
Carrefour SA	93,954	1,899,523
Cie de Saint-Gobain	76,195	4,331,195
Cie Generale des Etablissements Michelin SCA	106,939	3,268,940
Covivio SA	7,928	461,173
Credit Agricole SA	183,494	2,070,032
Danone SA	97,438	6,062,944
Dassault Aviation SA	3,721	736,126
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Dassault Systemes SE	99,453	$ 4,102,539
Edenred	37,957	2,246,474
Eiffage SA	12,857	1,391,332
Engie SA	271,960	4,303,682
EssilorLuxottica SA	43,887	7,913,825
Eurazeo SE	6,255	445,233
Gecina SA	6,125	635,778
Getlink SE	64,896	1,068,812
Hermes International	4,791	9,703,000
Ipsen SA	6,584	724,977
Kering SA	11,416	7,448,113
Klepierre SA	30,880	700,117
La Francaise des Jeux SAEM	16,783	699,476
Legrand SA	41,075	3,753,118
L'Oreal SA	37,192	16,618,971
LVMH Moet Hennessy Louis Vuitton SE	42,383	38,903,708
Orange SA	314,778	3,739,617
Pernod Ricard SA	32,066	7,260,732
Publicis Groupe SA	34,812	2,717,417
Remy Cointreau SA	3,612	657,685
†Renault SA	29,427	1,199,331
Safran SA	52,205	7,728,251
Sanofi	175,796	19,070,124
Sartorius Stedim Biotech	4,548	1,395,304
Schneider Electric SE	82,624	13,808,435
SEB SA	2,650	301,528
Societe Generale SA	125,455	2,826,670
Sodexo SA	13,658	1,333,984
Teleperformance	8,990	2,172,291
Thales SA	16,688	2,467,266
TotalEnergies SE	380,367	22,427,835
†Unibail-Rodamco-Westfield	156,636	884,194
Valeo SA	30,751	631,003
Veolia Environnement SA	101,883	3,143,822
Vinci SA	81,597	9,354,469
Vivendi SE	105,955	1,071,369
Wendel SE	3,842	406,252
†Worldline SA	35,854	1,523,742
		283,112,295
Germany–7.88%
adidas AG	24,887	4,411,780
Allianz SE	61,959	14,302,370
Aroundtown SA	115,594	165,247
BASF SE	141,871	7,448,036
Bayer AG	149,066	9,522,575
Bayerische Motoren Werke AG	50,185	5,500,205
Bechtle AG	9,808	469,680
Beiersdorf AG	14,802	1,925,553
Brenntag SE	24,076	1,811,868
Carl Zeiss Meditec AG	6,394	890,630

LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Commerzbank AG	164,766	$ 1,734,695
Continental AG	17,942	1,344,383
Covestro AG	28,597	1,184,296
†Daimler Truck Holding AG	70,893	2,392,569
†Delivery Hero SE	27,597	941,469
Deutsche Bank AG	326,445	3,319,684
Deutsche Boerse AG	29,095	5,665,088
†Deutsche Lufthansa AG	80,787	898,553
Deutsche Post AG	152,461	7,140,608
Deutsche Telekom AG	492,481	11,933,945
E.ON SE	334,292	4,170,198
Evonik Industries AG	32,539	684,592
Fresenius Medical Care AG & Co. KGaA	28,813	1,222,946
Fresenius SE & Co. KGaA	63,889	1,725,210
GEA Group AG	21,086	961,892
Hannover Rueck SE	9,398	1,838,064
HeidelbergCement AG	22,341	1,631,276
†HelloFresh SE	21,600	515,102
Henkel AG & Co. KGaA	16,794	1,221,708
Infineon Technologies AG	201,157	8,260,546
Knorr-Bremse AG	11,455	763,028
LEG Immobilien SE	12,399	681,399
Mercedes-Benz Group AG	121,717	9,360,373
Merck KGaA	20,443	3,811,286
MTU Aero Engines AG	8,304	2,077,991
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,619	7,558,769
Nemetschek SE	8,714	601,534
Puma SE	14,825	919,037
Rational AG	623	418,771
Rheinmetall AG	6,493	1,923,552
RWE AG	97,086	4,177,451
SAP SE	158,990	20,075,741
Scout24 SE	10,376	617,154
Siemens AG	117,951	19,108,521
Siemens Healthineers AG	44,282	2,552,945
Symrise AG	20,854	2,269,414
Telefonica Deutschland Holding AG	120,269	370,218
United Internet AG	7,103	122,442
Volkswagen AG	4,494	770,834
Vonovia SE	112,875	2,125,979
†Zalando SE	33,152	1,389,418
		186,930,625
Hong Kong–2.69%
AIA Group Ltd.	1,816,400	19,049,232
BOC Hong Kong Holdings Ltd.	585,500	1,822,810
Budweiser Brewing Co. APAC Ltd.	260,900	794,004
CK Asset Holdings Ltd.	313,300	1,899,434
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
CK Hutchison Holdings Ltd.	397,660	$ 2,460,182
CK Infrastructure Holdings Ltd.	76,500	416,227
CLP Holdings Ltd.	256,500	1,853,502
ESR Group Ltd.	318,200	570,623
†Galaxy Entertainment Group Ltd.	341,000	2,281,005
Hang Lung Properties Ltd.	314,000	587,560
Hang Seng Bank Ltd.	119,500	1,698,731
Henderson Land Development Co. Ltd.	236,149	817,027
HKT Trust & HKT Ltd.	581,592	772,051
Hong Kong & China Gas Co. Ltd.	1,738,358	1,530,471
Hong Kong Exchanges & Clearing Ltd.	184,408	8,173,828
Hongkong Land Holdings Ltd.	179,600	790,144
Jardine Matheson Holdings Ltd.	22,400	1,089,586
Link REIT	386,666	2,486,352
MTR Corp. Ltd.	238,296	1,150,085
New World Development Co. Ltd.	212,869	570,617
Power Assets Holdings Ltd.	213,000	1,142,707
†Sands China Ltd.	360,668	1,252,956
Sino Land Co. Ltd.	541,507	732,291
SITC International Holdings Co. Ltd.	235,000	505,053
Sun Hung Kai Properties Ltd.	228,005	3,194,258
Swire Pacific Ltd. Class A	68,500	526,421
Swire Properties Ltd.	160,961	414,266
Techtronic Industries Co. Ltd.	216,500	2,345,800
WH Group Ltd.	1,359,340	810,366
Wharf Real Estate Investment Co. Ltd.	268,000	1,542,974
Xinyi Glass Holdings Ltd.	247,000	441,858
		63,722,421
Ireland–0.85%
†AerCap Holdings NV	20,100	1,130,223
AIB Group PLC	171,731	695,088
Bank of Ireland Group PLC	171,884	1,739,173
CRH PLC	114,514	5,785,279
DCC PLC	14,132	823,772
†Flutter Entertainment PLC	24,931	4,536,727
Kerry Group PLC Class A	25,016	2,494,727
Kingspan Group PLC	23,992	1,644,059
Smurfit Kappa Group PLC	38,367	1,391,574
		20,240,622

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Isle Of Man–0.06%
Entain PLC	91,294	$ 1,417,805
		1,417,805
Israel–0.68%
Azrieli Group Ltd.	7,408	425,652
Bank Hapoalim BM	203,905	1,697,000
Bank Leumi Le-Israel BM	234,449	1,773,556
Bezeq The Israeli Telecommunication Corp. Ltd.	348,082	473,893
†Check Point Software Technologies Ltd.	16,064	2,088,320
†CyberArk Software Ltd.	6,400	947,072
Elbit Systems Ltd.	4,111	700,146
First International Bank Of Israel Ltd.	8,477	300,066
ICL Group Ltd.	95,041	643,957
Israel Discount Bank Ltd. Class A	186,199	914,652
Mizrahi Tefahot Bank Ltd.	24,502	768,109
†Nice Ltd.	9,926	2,261,126
†Teva Pharmaceutical Industries Ltd.	139,930	1,242,525
†Teva Pharmaceutical Industries Ltd. ADR	31,569	279,386
†Tower Semiconductor Ltd.	18,781	800,595
†Wix.com Ltd.	9,300	928,140
		16,244,195
Italy–2.20%
Amplifon SpA	17,201	596,195
Assicurazioni Generali SpA	166,245	3,312,364
CNH Industrial NV	160,783	2,460,168
Davide Campari-Milano NV	79,179	966,129
DiaSorin SpA	4,246	447,452
Enel SpA	1,242,189	7,576,044
Eni SpA	387,809	5,408,526
Ferrari NV	19,485	5,280,116
FinecoBank Banca Fineco SpA	94,627	1,449,790
Infrastrutture Wireless Italiane SpA	52,629	691,456
Intesa Sanpaolo SpA	2,479,588	6,363,716
Mediobanca Banca di Credito Finanziario SpA	101,836	1,023,342
Moncler SpA	31,982	2,209,044
†Nexi SpA	83,097	675,341
Poste Italiane SpA	82,911	845,491
Prysmian SpA	36,613	1,537,406
Recordati Industria Chimica e Farmaceutica SpA	16,947	716,847
Snam SpA	328,693	1,742,742
†Telecom Italia SpA	1,751,080	577,477
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Tenaris SA	70,212	$ 994,847
Terna - Rete Elettrica Nazionale	227,592	1,867,935
UniCredit SpA	290,927	5,483,350
		52,225,778
Japan–21.46%
Advantest Corp.	26,600	2,465,988
Aeon Co. Ltd.	102,300	1,984,701
AGC, Inc.	28,400	1,058,778
Aisin Corp.	24,700	680,794
Ajinomoto Co., Inc.	71,500	2,487,331
†ANA Holdings, Inc.	24,500	532,505
Asahi Group Holdings Ltd.	71,500	2,661,089
Asahi Intecc Co. Ltd.	33,700	595,420
Asahi Kasei Corp.	194,400	1,361,599
Astellas Pharma, Inc.	273,800	3,889,963
Azbil Corp.	16,900	462,882
Bandai Namco Holdings, Inc.	95,700	2,063,210
BayCurrent Consulting, Inc.	20,300	842,817
Bridgestone Corp.	87,900	3,570,736
Brother Industries Ltd.	36,000	542,373
Canon, Inc.	154,200	3,434,012
Capcom Co. Ltd.	26,700	955,608
Central Japan Railway Co.	22,700	2,708,556
Chiba Bank Ltd.	80,000	516,341
Chubu Electric Power Co., Inc.	94,400	995,865
Chugai Pharmaceutical Co. Ltd.	99,700	2,461,853
Concordia Financial Group Ltd.	161,400	594,912
CyberAgent, Inc.	69,600	589,709
Dai Nippon Printing Co. Ltd.	29,700	831,555
Daifuku Co. Ltd.	46,200	857,803
Dai-ichi Life Holdings, Inc.	154,100	2,832,894
Daiichi Sankyo Co. Ltd.	265,400	9,681,164
Daikin Industries Ltd.	38,000	6,817,448
Daito Trust Construction Co. Ltd.	9,500	946,483
Daiwa House Industry Co. Ltd.	95,400	2,247,744
Daiwa House REIT Investment Corp.	315	645,437
Daiwa Securities Group, Inc.	202,900	952,537
Denso Corp.	68,500	3,866,647
Dentsu Group, Inc.	31,800	1,120,895
Disco Corp.	12,900	1,500,678
East Japan Railway Co.	46,300	2,562,314
Eisai Co. Ltd.	38,600	2,192,464

LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
ENEOS Holdings, Inc.	477,960	$ 1,676,928
FANUC Corp.	148,500	5,362,660
Fast Retailing Co. Ltd.	26,700	5,844,963
Fuji Electric Co. Ltd.	19,300	762,163
FUJIFILM Holdings Corp.	56,800	2,883,335
Fujitsu Ltd.	30,400	4,107,960
GLP J-Reit	556	600,996
GMO Payment Gateway, Inc.	5,200	450,202
Hakuhodo DY Holdings, Inc.	33,300	377,536
Hamamatsu Photonics KK	21,500	1,159,748
Hankyu Hanshin Holdings, Inc.	35,100	1,040,786
Hikari Tsushin, Inc.	3,200	449,685
Hirose Electric Co. Ltd.	3,687	482,357
Hitachi Construction Machinery Co. Ltd.	15,100	351,940
Hitachi Ltd.	146,200	8,035,252
Honda Motor Co. Ltd.	248,000	6,559,889
Hoshizaki Corp.	17,000	628,053
Hoya Corp.	53,600	5,923,456
Hulic Co. Ltd.	64,600	531,351
Ibiden Co. Ltd.	14,500	581,498
Idemitsu Kosan Co. Ltd.	31,383	687,061
Iida Group Holdings Co. Ltd.	20,700	337,962
Inpex Corp.	151,600	1,604,310
Isuzu Motors Ltd.	86,300	1,031,370
ITOCHU Corp.	180,800	5,888,014
Itochu Techno-Solutions Corp.	12,200	300,608
Japan Airlines Co. Ltd.	24,500	477,703
Japan Exchange Group, Inc.	70,300	1,075,159
Japan Metropolitan Fund Invest	946	690,819
Japan Post Bank Co. Ltd.	226,700	1,851,562
Japan Post Holdings Co. Ltd.	374,100	3,036,185
Japan Post Insurance Co. Ltd.	33,100	515,891
Japan Real Estate Investment Corp.	196	781,107
Japan Tobacco, Inc.	189,700	4,007,137
JFE Holdings, Inc.	80,600	1,023,010
JSR Corp.	22,200	525,169
Kajima Corp.	55,600	670,949
Kansai Electric Power Co., Inc.	103,100	1,004,083
Kao Corp.	68,400	2,662,488
KDDI Corp.	248,900	7,675,515
Keio Corp.	18,000	632,065
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Keisei Electric Railway Co. Ltd.	20,800	$ 640,689
Keyence Corp.	29,576	14,495,444
Kikkoman Corp.	22,500	1,148,703
Kintetsu Group Holdings Co. Ltd.	26,100	840,783
Kirin Holdings Co. Ltd.	128,700	2,036,133
Kobayashi Pharmaceutical Co. Ltd.	8,100	495,390
Kobe Bussan Co. Ltd.	24,000	670,132
Koei Tecmo Holdings Co. Ltd.	22,360	404,122
Koito Manufacturing Co. Ltd.	35,000	663,468
Komatsu Ltd.	145,900	3,621,987
Konami Group Corp.	13,100	601,259
Kose Corp.	5,400	641,834
Kubota Corp.	147,300	2,233,263
Kurita Water Industries Ltd.	14,700	673,363
Kyocera Corp.	49,100	2,561,347
Kyowa Kirin Co. Ltd.	40,200	877,627
Lasertec Corp.	11,800	2,096,616
Lixil Corp.	37,600	620,620
M3, Inc.	69,300	1,744,215
Makita Corp.	33,700	839,294
Marubeni Corp.	243,000	3,304,731
MatsukiyoCocokara & Co.	17,600	932,301
Mazda Motor Corp.	91,400	843,073
McDonald's Holdings Co. Japan Ltd.	14,200	590,352
MEIJI Holdings Co. Ltd.	33,736	802,352
MINEBEA MITSUMI, Inc.	49,200	939,548
MISUMI Group, Inc.	47,700	1,198,619
Mitsubishi Chemical Group Corp.	188,400	1,120,504
Mitsubishi Corp.	194,200	6,978,859
Mitsubishi Electric Corp.	291,000	3,477,487
Mitsubishi Estate Co. Ltd.	162,800	1,936,451
Mitsubishi HC Capital, Inc.	116,000	598,994
Mitsubishi Heavy Industries Ltd.	48,700	1,794,157
Mitsubishi UFJ Financial Group, Inc.	1,820,100	11,664,417
Mitsui & Co. Ltd.	222,900	6,947,759
Mitsui Chemicals, Inc.	30,300	782,363
Mitsui Fudosan Co. Ltd.	135,400	2,543,412
Mitsui OSK Lines Ltd.	51,400	1,288,991
Mizuho Financial Group, Inc.	373,882	5,296,998
MonotaRO Co. Ltd.	43,600	549,169
MS&AD Insurance Group Holdings, Inc.	69,654	2,158,637

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Murata Manufacturing Co. Ltd.	87,100	$ 5,308,329
NEC Corp.	38,000	1,466,996
Nexon Co. Ltd.	76,800	1,833,890
NGK Insulators Ltd.	38,100	505,225
Nidec Corp.	69,000	3,590,827
Nihon M&A Center Holdings, Inc.	38,300	287,072
Nintendo Co. Ltd.	170,200	6,610,834
Nippon Building Fund, Inc.	234	974,034
NIPPON EXPRESS HOLDINGS, Inc.	12,000	724,084
Nippon Paint Holdings Co. Ltd.	134,000	1,260,015
Nippon Prologis REIT, Inc.	349	738,849
Nippon Sanso Holdings Corp.	27,700	500,444
Nippon Shinyaku Co. Ltd.	6,500	286,814
Nippon Steel Corp.	126,322	2,978,861
Nippon Telegraph & Telephone Corp.	181,500	5,423,713
Nippon Yusen KK	75,200	1,756,546
Nissan Chemical Corp.	18,600	844,756
Nissan Motor Co. Ltd.	358,600	1,357,153
Nisshin Seifun Group, Inc.	25,365	296,844
Nissin Foods Holdings Co. Ltd.	9,400	859,534
Nitori Holdings Co. Ltd.	12,000	1,449,142
Nitto Denko Corp.	22,000	1,423,868
Nomura Holdings, Inc.	452,900	1,746,073
Nomura Real Estate Holdings, Inc.	20,700	458,373
Nomura Real Estate Master Fund, Inc.	729	816,907
Nomura Research Institute Ltd.	51,807	1,211,646
NTT Data Corp.	97,900	1,287,046
Obayashi Corp.	93,200	713,208
Obic Co. Ltd.	10,500	1,663,131
Odakyu Electric Railway Co. Ltd.	36,400	473,575
Oji Holdings Corp.	132,300	523,823
Olympus Corp.	183,100	3,215,739
Omron Corp.	28,800	1,685,574
Ono Pharmaceutical Co. Ltd.	50,900	1,060,663
Open House Group Co. Ltd.	14,300	536,251
Oracle Corp. Japan	5,900	426,103
Oriental Land Co. Ltd.	151,500	5,187,241
ORIX Corp.	188,300	3,104,692
Osaka Gas Co. Ltd.	61,500	1,010,309
Otsuka Corp.	19,600	696,090
Otsuka Holdings Co. Ltd.	61,100	1,939,901
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Pan Pacific International Holdings Corp.	53,000	$ 1,025,350
Panasonic Holdings Corp.	348,200	3,115,384
Persol Holdings Co. Ltd.	30,900	622,169
Rakuten Group, Inc.	122,000	568,983
Recruit Holdings Co. Ltd.	222,300	6,115,257
†Renesas Electronics Corp.	183,600	2,658,675
Resona Holdings, Inc.	350,500	1,690,861
Ricoh Co. Ltd.	98,800	741,112
Rohm Co. Ltd.	13,400	1,116,843
SBI Holdings, Inc.	39,170	777,910
SCSK Corp.	21,000	307,480
Secom Co. Ltd.	33,400	2,058,364
Seiko Epson Corp.	41,400	591,525
Sekisui Chemical Co. Ltd.	61,200	869,190
Sekisui House Ltd.	89,400	1,822,082
Seven & i Holdings Co. Ltd.	114,400	5,167,918
SG Holdings Co. Ltd.	49,600	735,476
Sharp Corp.	34,200	241,810
Shimadzu Corp.	38,900	1,221,171
Shimano, Inc.	11,400	1,976,597
Shimizu Corp.	90,100	510,617
Shin-Etsu Chemical Co. Ltd.	279,500	9,072,856
Shionogi & Co. Ltd.	41,400	1,867,368
Shiseido Co. Ltd.	62,900	2,948,956
Shizuoka Financial Group, Inc.	78,300	562,266
SMC Corp.	8,800	4,665,024
SoftBank Corp.	445,200	5,139,299
SoftBank Group Corp.	187,900	7,387,006
Sompo Holdings, Inc.	49,675	1,968,377
Sony Group Corp.	194,400	17,706,610
Square Enix Holdings Co. Ltd.	14,400	692,002
Subaru Corp.	95,700	1,527,718
SUMCO Corp.	58,300	877,061
Sumitomo Chemical Co. Ltd.	243,300	819,186
Sumitomo Corp.	177,300	3,140,931
Sumitomo Electric Industries Ltd.	110,300	1,417,015
Sumitomo Metal Mining Co. Ltd.	38,200	1,461,681
Sumitomo Mitsui Financial Group, Inc.	201,700	8,071,543
Sumitomo Mitsui Trust Holdings, Inc.	52,546	1,805,268
Sumitomo Realty & Development Co. Ltd.	47,800	1,079,393
Suntory Beverage & Food Ltd.	20,800	774,767
Suzuki Motor Corp.	57,700	2,101,285
Sysmex Corp.	26,100	1,712,983

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
T&D Holdings, Inc.	80,700	$ 1,000,186
Taisei Corp.	27,300	844,631
Takeda Pharmaceutical Co. Ltd.	231,775	7,612,312
TDK Corp.	60,900	2,186,074
Terumo Corp.	96,900	2,620,690
TIS, Inc.	33,800	893,862
Tobu Railway Co. Ltd.	32,800	785,257
Toho Co. Ltd.	17,600	674,766
Tokio Marine Holdings, Inc.	279,300	5,375,112
†Tokyo Electric Power Co. Holdings, Inc.	222,100	793,389
Tokyo Electron Ltd.	67,800	8,282,857
Tokyo Gas Co. Ltd.	63,400	1,191,490
Tokyu Corp.	73,700	981,104
TOPPAN, Inc.	39,300	791,987
Toray Industries, Inc.	206,100	1,179,042
Toshiba Corp.	61,100	2,051,711
Tosoh Corp.	41,800	568,041
TOTO Ltd.	24,000	804,089
Toyota Industries Corp.	22,600	1,259,069
Toyota Motor Corp.	1,615,700	23,000,133
Toyota Tsusho Corp.	31,600	1,347,337
Trend Micro, Inc.	22,400	1,098,954
Unicharm Corp.	63,300	2,601,992
USS Co. Ltd.	32,100	556,921
Welcia Holdings Co. Ltd.	11,900	254,762
West Japan Railway Co.	32,900	1,355,203
Yakult Honsha Co. Ltd.	19,600	1,424,143
Yamaha Corp.	18,700	722,267
Yamaha Motor Co. Ltd.	46,500	1,216,942
Yamato Holdings Co. Ltd.	43,900	753,556
Yaskawa Electric Corp.	36,900	1,618,431
Yokogawa Electric Corp.	34,900	568,295
Z Holdings Corp.	393,600	1,116,033
ZOZO, Inc.	18,100	413,982
		509,369,657
Jordan–0.02%
Hikma Pharmaceuticals PLC	22,317	462,572
		462,572
Luxembourg–0.06%
Eurofins Scientific SE	20,923	1,400,997
		1,400,997
Netherlands–4.75%
ABN AMRO Bank NV	58,554	928,517
†Adyen NV	3,283	5,231,224
Aegon NV	267,307	1,147,591
Akzo Nobel NV	28,441	2,224,501
†Argenx SE	8,688	3,226,336
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
ASM International NV	7,324	$ 2,972,817
ASML Holding NV	61,560	41,949,936
Euronext NV	12,539	960,172
†EXOR NV	16,746	1,380,867
Heineken Holding NV	17,700	1,623,941
Heineken NV	38,619	4,149,641
IMCD NV	8,490	1,388,249
ING Groep NV	560,549	6,656,707
JDE Peet's NV	11,836	344,265
†Just Eat Takeaway.com NV	31,451	600,179
Koninklijke Ahold Delhaize NV	158,229	5,405,911
Koninklijke DSM NV	27,628	3,269,616
Koninklijke KPN NV	497,279	1,757,169
Koninklijke Philips NV	138,456	2,543,004
NN Group NV	43,635	1,584,383
OCI NV	18,140	614,943
†Prosus NV	121,259	9,495,065
†QIAGEN NV	36,228	1,650,058
Randstad NV	17,662	1,048,499
Stellantis NV	147,692	2,685,967
Universal Music Group NV	114,080	2,889,047
Wolters Kluwer NV	39,641	5,004,139
		112,732,744
New Zealand–0.27%
†Auckland International Airport Ltd.	203,075	1,105,131
EBOS Group Ltd.	25,206	734,503
Fisher & Paykel Healthcare Corp. Ltd.	89,420	1,494,824
Mercury NZ Ltd.	96,861	383,123
Meridian Energy Ltd.	215,240	708,103
Spark New Zealand Ltd.	273,813	867,494
†Xero Ltd.	18,736	1,136,365
		6,429,543
Norway–0.66%
†Adevinta ASA	48,699	345,716
Aker BP ASA	49,283	1,208,667
DNB Bank ASA	146,433	2,620,527
Equinor ASA	147,795	4,201,575
Gjensidige Forsikring ASA	32,261	527,540
Kongsberg Gruppen ASA	15,396	622,348
Mowi ASA	60,866	1,125,777
Norsk Hydro ASA	194,005	1,447,941
Orkla ASA	100,554	713,180
Salmar ASA	10,141	441,740
Telenor ASA	113,367	1,329,247
Yara International ASA	25,524	1,109,287
		15,693,545

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Portugal–0.22%
EDP - Energias de Portugal SA	434,335	$ 2,366,654
EDP Renovaveis SA	42,271	968,256
Galp Energia SGPS SA	77,597	878,031
Jeronimo Martins SGPS SA	44,236	1,038,345
		5,251,286
Singapore–1.30%
CapitaLand Ascendas REIT	515,065	1,110,589
CapitaLand Integrated Commercial Trust	863,722	1,288,181
Capitaland Investment Ltd.	420,028	1,165,375
City Developments Ltd.	71,400	396,195
DBS Group Holdings Ltd.	276,548	6,875,463
Genting Singapore Ltd.	1,055,500	890,848
†Grab Holdings Ltd. Class A	189,400	570,094
Jardine Cycle & Carriage Ltd.	15,900	374,429
Keppel Corp. Ltd.	237,415	1,007,286
Mapletree Logistics Trust	470,074	606,379
Mapletree Pan Asia Commercial Trust	425,700	577,170
Oversea-Chinese Banking Corp. Ltd.	524,440	4,888,715
†Sembcorp Marine Ltd.	4,531,073	406,663
Singapore Airlines Ltd.	203,050	875,850
Singapore Exchange Ltd.	130,100	921,304
Singapore Technologies Engineering Ltd.	235,300	647,747
Singapore Telecommunications Ltd.	1,298,900	2,406,693
United Overseas Bank Ltd.	182,485	4,092,963
UOL Group Ltd.	59,451	310,411
Venture Corp. Ltd.	39,200	521,730
Wilmar International Ltd.	315,600	999,856
		30,933,941
Spain–2.59%
Acciona SA	4,250	852,718
ACS Actividades de Construccion y Servicios SA	35,894	1,143,213
†Aena SME SA	11,651	1,884,063
†Amadeus IT Group SA	67,331	4,516,800
Banco Bilbao Vizcaya Argentaria SA	941,595	6,731,800
Banco Santander SA	2,548,239	9,495,960
CaixaBank SA	678,881	2,648,961
†Cellnex Telecom SA	85,760	3,335,003
Corp. ACCIONA Energias Renovables SA	10,575	410,116
Enagas SA	38,549	740,746
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Endesa SA	51,443	$ 1,117,332
Ferrovial SA	76,803	2,261,647
†Grifols SA	50,599	500,841
Iberdrola SA	933,630	11,630,974
Industria de Diseno Textil SA	165,286	5,552,815
Naturgy Energy Group SA	25,042	753,852
Red Electrica Corp. SA	59,962	1,055,110
Repsol SA	212,343	3,265,381
Telefonica SA	826,362	3,558,986
		61,456,318
Sweden–3.23%
Alfa Laval AB	44,791	1,599,356
ArcelorMittal SA	80,122	2,427,399
Assa Abloy AB Class B	154,320	3,696,345
Atlas Copco AB Class A	407,638	5,164,099
Atlas Copco AB Class B	245,812	2,827,511
Boliden AB	42,518	1,670,286
Electrolux AB Class B	35,635	433,122
†Embracer Group AB	90,138	422,508
Epiroc AB Class A	103,034	2,045,226
Epiroc AB Class B	64,917	1,106,864
EQT AB	54,615	1,115,642
Essity AB Class B	93,109	2,659,555
Evolution AB	28,017	3,753,672
†Fastighets AB Balder Class B	76,708	315,161
Getinge AB Class B	30,400	741,404
H & M Hennes & Mauritz AB Class B	113,073	1,616,665
Hexagon AB Class B	299,388	3,445,778
Holmen AB Class B	16,153	622,734
Husqvarna AB Class B	66,591	577,996
Industrivarden AB Class A	15,792	426,819
Industrivarden AB Class C	26,548	715,849
Indutrade AB	37,202	791,695
Investment AB Latour Class B	26,018	529,678
Investor AB Class A	77,456	1,580,487
Investor AB Class B	276,763	5,513,280
†Kinnevik AB Class B	42,451	634,765
L E Lundbergforetagen AB Class B	13,266	600,783
Lifco AB Class B	40,635	876,197
Nibe Industrier AB Class B	230,765	2,630,518
Sagax AB Class B	28,074	647,116
Sandvik AB	168,206	3,570,305
Securitas AB Class B	77,507	689,474
†Skandinaviska Enskilda Banken AB Class A	241,199	2,662,418
Skanska AB Class B	57,556	881,566
SKF AB Class B	55,829	1,099,658

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Svenska Cellulosa AB SCA Class B	93,543	$ 1,232,011
Svenska Handelsbanken AB Class A	228,879	1,982,288
Swedbank AB Class A	142,041	2,335,810
†Swedish Orphan Biovitrum AB	29,083	677,651
Tele2 AB Class B	85,945	855,416
Telefonaktiebolaget LM Ericsson Class B	432,496	2,535,215
Telia Co. AB	390,908	992,618
Volvo AB Class A	35,191	756,955
Volvo AB Class B	228,261	4,703,692
†Volvo Car AB Class B	102,602	448,851
		76,612,438
Switzerland–10.55%
ABB Ltd.	237,218	8,160,655
Adecco Group AG	26,224	955,210
Alcon, Inc.	75,924	5,389,654
Bachem Holding AG Class B	5,400	543,035
Baloise Holding AG	7,311	1,138,442
Banque Cantonale Vaudoise	4,837	456,449
Barry Callebaut AG	526	1,114,472
BKW AG	3,392	533,319
Chocoladefabriken Lindt & Spruengli AG	173	3,749,248
Cie Financiere Richemont SA Class A	79,423	12,735,959
†Clariant AG	37,917	629,018
†Coca-Cola HBC AG	33,062	905,078
Credit Suisse Group AG	532,588	478,277
EMS-Chemie Holding AG	926	765,459
Geberit AG	5,652	3,156,343
Givaudan SA	1,395	4,540,429
Glencore PLC	1,582,362	9,105,252
†Holcim AG	83,940	5,413,400
Julius Baer Group Ltd.	31,289	2,137,302
Kuehne & Nagel International AG	8,515	2,536,065
Logitech International SA	26,970	1,574,145
Lonza Group AG	11,329	6,820,051
Nestle SA	421,454	51,388,098
Novartis AG	330,966	30,388,808
Partners Group Holding AG	3,487	3,283,786
Roche Holding AG	111,687	31,974,983
Schindler Holding AG	9,792	2,134,802
SGS SA	1,001	2,207,954
†Siemens Energy AG	65,847	1,452,023
†SIG Group AG	42,675	1,099,444
Sika AG	22,240	6,238,218
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Sonova Holding AG	8,421	$ 2,484,098
STMicroelectronics NV	103,253	5,501,699
Straumann Holding AG	16,413	2,461,696
Swatch Group AG	11,235	1,920,604
Swiss Life Holding AG	4,710	2,906,571
Swiss Prime Site AG	11,752	977,268
Swiss Re AG	45,656	4,690,398
Swisscom AG	4,059	2,590,339
Temenos AG	8,110	564,343
UBS Group AG	508,930	10,769,360
VAT Group AG	3,998	1,444,412
Zurich Insurance Group AG	22,864	10,956,397
		250,272,563
Thailand–0.21%
†Sea Ltd. ADR	56,800	4,916,040
		4,916,040
United Kingdom–14.07%
3i Group PLC	152,747	3,183,778
abrdn PLC	308,090	775,422
Admiral Group PLC	25,610	643,090
Anglo American PLC	194,484	6,468,827
Ashtead Group PLC	68,043	4,178,170
Associated British Foods PLC	52,377	1,256,937
AstraZeneca PLC	237,170	32,860,916
Auto Trader Group PLC	129,794	990,028
Aviva PLC	412,962	2,062,800
BAE Systems PLC	474,491	5,739,501
Barclays PLC	2,489,240	4,480,393
Barratt Developments PLC	146,631	843,829
Berkeley Group Holdings PLC	18,228	944,355
BP PLC	2,787,884	17,620,873
British American Tobacco PLC	325,188	11,399,260
British Land Co. PLC	123,923	594,417
BT Group PLC	1,081,225	1,947,639
Bunzl PLC	52,696	1,990,463
Burberry Group PLC	61,588	1,972,036
Coca-Cola Europacific Partners PLC	32,160	1,902,788
Compass Group PLC	264,384	6,644,377
Croda International PLC	20,287	1,630,537
Diageo PLC	350,728	15,652,859
Experian PLC	139,587	4,596,279
GSK PLC	618,267	10,924,353
Haleon PLC	799,126	3,174,473
Halma PLC	59,163	1,633,282
Hargreaves Lansdown PLC	58,970	584,184
HSBC Holdings PLC (London Shares)	3,040,598	20,665,407

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Imperial Brands PLC	139,135	$ 3,199,499
Informa PLC	218,601	1,873,728
InterContinental Hotels Group PLC	26,854	1,758,014
Intertek Group PLC	23,929	1,198,476
J Sainsbury PLC	283,273	974,794
JD Sports Fashion PLC	339,910	748,557
Johnson Matthey PLC	26,183	641,911
Kingfisher PLC	284,759	920,485
Land Securities Group PLC	110,952	851,728
Legal & General Group PLC	939,940	2,779,970
Lloyds Banking Group PLC	10,100,596	5,938,615
London Stock Exchange Group PLC	50,912	4,945,066
M&G PLC	290,077	710,988
Melrose Industries PLC	651,102	1,340,978
Mondi PLC	75,254	1,194,808
National Grid PLC	558,579	7,555,897
NatWest Group PLC	838,695	2,736,682
Next PLC	20,209	1,642,583
†Ocado Group PLC	86,932	575,611
Pearson PLC	102,796	1,075,752
Persimmon PLC	45,540	707,132
Phoenix Group Holdings PLC	101,089	683,000
Prudential PLC	426,587	5,840,670
Reckitt Benckiser Group PLC	109,347	8,318,843
RELX PLC	290,878	9,420,636
Rentokil Initial PLC	402,914	2,944,713
Rio Tinto PLC	171,104	11,614,179
†Rolls-Royce Holdings PLC	1,297,048	2,388,982
Sage Group PLC	157,888	1,515,161
Schroders PLC	117,517	670,135
Segro PLC	188,776	1,798,240
Severn Trent PLC	37,424	1,329,410
Shell PLC	1,084,254	30,899,689
Smith & Nephew PLC	135,988	1,890,305
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Smiths Group PLC	57,595	$ 1,221,519
Spirax-Sarco Engineering PLC	11,482	1,685,819
SSE PLC	171,391	3,824,391
St. James's Place PLC	80,309	1,205,073
Standard Chartered PLC	361,173	2,737,353
Taylor Wimpey PLC	464,357	683,148
Tesco PLC	1,118,623	3,667,327
Unilever PLC	385,997	20,001,976
United Utilities Group PLC	96,652	1,264,928
Vodafone Group PLC	3,993,177	4,404,861
Whitbread PLC	29,619	1,094,164
WPP PLC	170,382	2,024,293
		333,861,362
United States–0.14%
Stellantis NV	185,991	3,379,952
		3,379,952
Total Common Stock (Cost $1,482,859,613)		2,338,516,627
CONVERTIBLE PREFERRED STOCK–0.09%
Germany–0.09%
†Dr. Ing. h.c. F. Porsche AG	17,208	2,208,632
Total Convertible Preferred Stock (Cost $1,450,102)		2,208,632
PREFERRED STOCKS–0.42%
Germany–0.42%
Bayerische Motoren Werke AG 6.18%	8,815	901,054
Henkel AG & Co. KGaA 2.58%	27,033	2,114,898
Porsche Automobil Holding SE 4.84%	22,056	1,266,169
Sartorius AG 0.37%	3,789	1,596,898
Volkswagen AG 21.22%	29,394	4,011,466
Total Preferred Stocks (Cost $7,878,246)		9,890,485

TOTAL INVESTMENTS–99.05% (Cost $1,492,187,961)	2,350,615,744
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.95%	22,552,047
NET ASSETS APPLICABLE TO 238,796,677 SHARES OUTSTANDING–100.00%	$2,373,167,791

Δ Securities have been classified by country of origin.
† Non-income producing.
LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
183	E-mini MSCI EAFE Index	$19,182,975	$18,663,167	6/16/23	$519,808	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
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LVIP SSGA International Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$174,391,641	$—	$174,391,641
Austria	—	4,380,286	—	4,380,286
Belgium	—	20,579,263	—	20,579,263
Chile	—	1,090,884	—	1,090,884
China	456,280	—	—	456,280
Denmark	—	67,910,781	—	67,910,781
Faeroe Islands	—	4,551,075	—	4,551,075
Finland	—	28,489,718	—	28,489,718
France	—	283,112,295	—	283,112,295
Germany	—	186,930,625	—	186,930,625
Hong Kong	—	63,722,421	—	63,722,421
Ireland	1,130,223	19,110,399	—	20,240,622
Isle Of Man	—	1,417,805	—	1,417,805
Israel	4,242,918	12,001,277	—	16,244,195
Italy	—	52,225,778	—	52,225,778
Japan	590,352	508,779,305	—	509,369,657
Jordan	—	462,572	—	462,572
Luxembourg	—	1,400,997	—	1,400,997
Netherlands	344,265	112,388,479	—	112,732,744
New Zealand	—	6,429,543	—	6,429,543
Norway	—	15,693,545	—	15,693,545
Portugal	—	5,251,286	—	5,251,286
Singapore	570,094	30,363,847	—	30,933,941
Spain	—	61,456,318	—	61,456,318
Sweden	—	76,612,438	—	76,612,438
Switzerland	—	250,272,563	—	250,272,563
Thailand	4,916,040	—	—	4,916,040
United Kingdom	—	333,861,362	—	333,861,362
United States	—	3,379,952	—	3,379,952
Convertible Preferred Stock	—	2,208,632	—	2,208,632
Preferred Stocks	—	9,890,485	—	9,890,485
Total Investments	$12,250,172	$2,338,365,572	$—	$2,350,615,744
Derivatives:

Assets:
Futures Contract	$519,808	$—	$—	$519,808
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2023, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA International Index Fund–13